UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     April 18, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $300,507 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLOCKBUSTER INC                CL A             093679108    12799  3223906 SH       Sole                  3223906        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    14655   873907 SH       Sole                   873907        0        0
CONSECO INC                    COM NEW          208464883     2151    86655 SH       Sole                    86655        0        0
GOLD KIST INC                  COM              380614107    11787   932548 SH       Sole                   932548        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     7336  1408149 SH       Sole                  1408149        0        0
IDT CORP                       CL B             448947309     6835   617461 SH       Sole                   617461        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    24650   808986 SH       Sole                   808986        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    35637  3658857 SH       Sole                  3658857        0        0
KINDRED HEALTHCARE INC         COM              494580103     8663   344467 SH       Sole                   344467        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    27629  3076708 SH       Sole                  3076708        0        0
LOUISIANA PAC CORP             COM              546347105     5719   210261 SH       Sole                   210261        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     4909   121289 SH       Sole                   121289        0        0
MERCK & CO INC                 COM              589331107     8081   229380 SH       Sole                   229380        0        0
MIRANT CORP NEW                COM              60467r100    21069   842759 SH       Sole                   842759        0        0
MOVIE GALLERY INC              COM              624581104     4610  1526374 SH       Sole                  1526374        0        0
NTL INC NEW                    COM              62941w101     3425   117667 SH       Sole                   117667        0        0
PILGRIMS PRIDE CORP            COM              721467108    10975   506455 SH       Sole                   506455        0        0
PIONEER NAT RES CO             COM              723787107     3471    78441 SH       Sole                    78441        0        0
SANDERSON FARMS INC            COM              800013104     3368   150348 SH       Sole                   150348        0        0
SEARS HLDGS CORP               COM              812350106    21085   159941 SH       Sole                   159941        0        0
UNITED STATES STL CORP NEW     COM              912909108    13790   227250 SH       Sole                   227250        0        0
VERIZON COMMUNICATIONS         COM              92343v104    23902   701751 SH       Sole                   701751        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    23961   417517 SH       Sole                   417517        0        0